MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2025
Disclosure of Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of Compliance
The consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2024, except as disclosed below.
The consolidated financial statements should be read in conjunction with the most recently issued consolidated financial statements of the company for the year ended December 31, 2024 which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s accounting policies were presented in Note 2, Material Accounting Policy Information, of the consolidated financial statements for the year ended December 31, 2024 that were included in that report.
The consolidated financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with IFRS Accounting Standards as issued by the IASB.
The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The consolidated financial statements were authorized for issuance by the Board of Directors of the Corporation on August 6, 2025.
b)    Estimates
The preparation of the interim financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the company’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Material Accounting Policy Information, of the company’s consolidated financial statements for the year ended December 31, 2024 and have been consistently applied in the preparation of the interim financial statements as at and for the three and six months ended June 30, 2025.
c)    Future Changes in Accounting Standards
i.    Amendments to IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments which clarify the requirements for the timing of recognition and derecognition of financial liabilities settled through an electronic cash transfer system, add further guidance for assessing the contractual cash flow characteristics of financial assets with contingent features, and add new or amended disclosures relating to investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments to IFRS 9 and IFRS 7 are effective for periods beginning on or after January 1, 2026, with early adoption permitted. The Corporation is currently assessing the impact of these amendments.
ii.    IFRS 18, Presentation and Disclosure of Financial Statements (“IFRS 18”)
In April 2024, the IASB issued IFRS 18 to replace IAS 1 Presentation of Financial Statements (“IAS 1”). IFRS 18 is effective for periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 aims to improve financial reporting by requiring additional defined subtotals in the statement of profit or loss, requiring disclosures about management defined performance measures, and adding new principles for the aggregation and disaggregation of items. The Corporation is currently assessing the impact of this new standard.
There are currently no other future changes to IFRS Accounting Standards with expected material impacts on the company.